Description of Business, Spin-Off and Basis of Presentation - (Details) $ in Thousands		12 Months Ended
	Nov. 03, 2015 USD ($)	Dec. 31, 2017 USD ($) business_line	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of business lines | business_line		3
Cash transfer to Archrock, Inc.		$ (44,720)	$ (49,176)	$ (532,578)
Archrock
Related Party Transaction [Line Items]
Cash transfer to Archrock, Inc.	$ (532,600)
Exterran Corporation
Related Party Transaction [Line Items]
Common stock, ratio of shares of Exterran Corporation common stock to Archrock common stock	0.5